Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 103,986,000	$ 75,767,000	$ 98,521,000
Working capital	90,000,000	51,000,000
Long-term investments-equity investments held	$ 309,757,000	164,753,000
Change in interest rate, percentage	1.00%
Increased/decreased in other comprehensive income on assumption	$ 31,000,000	$ 16,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	4.07%	3.57%
Change in interest rate, percentage		1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 11,000,000	$ 10,000,000
Minto derivative liability [member]
Disclosure of detailed information about financial instruments [line items]
Minimum market price of copper before Minto top up payment is required	2.50	2.50
Fair value of Minto derivative liability	0	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 309,757,000	$ 164,753,000
Kutcho [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	21.00%
Volatility rate	30.00%
Non convertible debt interest rate, fluctuation	1.00%
Convertible debt volatility rate, fluctuation	5.00%
Gold X [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	12.00%
Volatility rate	30.00%
Non convertible debt interest rate, fluctuation	1.00%
Convertible debt volatility rate, fluctuation	5.00%